Mortgage Notes Payable (Parenthetical) (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2017		Dec. 31, 2016
Executive Office Park [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms	Interest rate is subject to reset on July 1, 2018.		Interest rate is subject to reset on July 1, 2018.
Fixed interest rate on mortgage (in hundredth)	5.80%	[1]	5.80%	[2]
Morena Office Center [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms	Interest rate is subject to reset on the 6th loan anniversary.		Interest rate subject to resetting on the 6th loan anniversary.
Fixed interest rate on mortgage (in hundredth)	4.50%	[1]	4.50%	[2]
Pacific Oaks Plaza [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms			Interest rate is subject to reset on April 28, 2017.
Fixed interest rate on mortgage (in hundredth)	4.50%	[1]	4.50%	[2]
Shoreline Medical Building [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms			Interest rate subject to resetting on the 6th loan anniversary.
Fixed interest rate on mortgage (in hundredth)	5.10%	[1]	5.10%	[2]
Bismarck Office Building [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms	Interest rate is subject to reset on September 1, 2023 and on September 1, 2030.		Interest rate is subject to reset on September 1, 2023.
Fixed interest rate on mortgage (in hundredth)	4.02%	[1]	4.02%	[2]
Model Home Properties [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed interest rate on mortgage (in hundredth)	3.80%		3.80%
Model Home Properties [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed interest rate on mortgage (in hundredth)	5.50%		5.50%

[1]	Interest rates as of June 30, 2017.
[2]	Interest rates as of December 31, 2016.